RETAINED PROFITS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Retained Profits [Abstract]
Schedule of Retained Profits

	2021	2020	2019
	£m	£m	£m
At 1 January	4,584	3,246	5,389
Profit attributable to ordinary shareholders	5,355	865	2,459
Dividends paid (note 43)	(877)	—	(2,312)
Issue costs of other equity instruments (net of tax)	—	—	(3)
Share buyback programmes	—	—	(1,095)
Realised gains and losses on equity shares held at fair value through other comprehensive income	1	—	(2)
Change in non-controlling interests	(1)	—	—
Post-retirement defined benefit scheme remeasurements	1,062	113	(1,117)
Gains and losses attributable to own credit risk (net of tax)[1]	(52)	(55)	(306)
Movement in treasury shares	(13)	293	(3)
Value of employee services:
Share option schemes	51	48	71
Other employee award schemes	131	74	165
At 31 December	10,241	4,584	3,246
1During 2020 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £1 million net of tax (2021: £nil; 2019: £nil), had been recognised directly in retained profits.